Net fee and commission income (Tables)	3 Months Ended
Jun. 30, 2018
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 3 Net fee and commission income[1]

	For the quarter ended			Year-to-date
CHF million	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
Underwriting fees	183	224	274	407	552
of which: equity underwriting fees	88	118	148	206	310
of which: debt underwriting fees	95	106	125	201	242
M&A and corporate finance fees	178	194	170	372	347
Brokerage fees	877	968	945	1,845	1,967
Investment fund fees	1,213	1,207	1,046	2,420	2,107
Portfolio management and related services	1,902	1,837	1,852	3,739	3,646
Other	440	452	457	893	915
Total fee and commission income[2]	4,793	4,882	4,744	9,675	9,533
of which: recurring	3,161	3,071		6,232
of which: transaction-based	1,611	1,793		3,404
of which: performance-based	22	17		39
Brokerage fees paid	75	85	179	160	344
Other	342	324	270	666	541
Total fee and commission expense	417	409	449	826	885
Net fee and commission income	4,377	4,473	4,295	8,850	8,648
of which: net brokerage fees	802	884	766	1,685	1,623
1 Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior period information restated accordingly. This resulted in the following impacts: for the quarter ended 30 June 2017, CHF 83 million was reclassified from Underwriting fees to Brokerage fees and CHF 255 million was reclassified from Portfolio management and related services to Investment fund fees. For the first six months of 2017, CHF 164 million was reclassified from total Underwriting fees to Brokerage fees and CHF 499 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily impacting clearing costs, client loyalty costs, fund and custody expenses. As the impact of this reclassification was not material, prior period information was not restated. 2 Reflects third-party fee and commission income for the second quarter of 2018 of CHF 2,832 million for Global Wealth Management (first quarter of 2018: CHF 2,891 million), CHF 301 million for Personal & Corporate Banking (first quarter of 2018: CHF 300 million), CHF 801 million for Asset Management (first quarter of 2018: CHF 777 million), CHF 857 million for the Investment Bank (first quarter of 2018: CHF 900 million) and CHF 3 million for Corporate Center (first quarter of 2018: CHF 14 million).